FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS

12. FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP requires the categorization of the fair value of financial instruments into three broad levels which form a hierarchy.

Level 1 - Quoted prices in active markets for identical instruments.

Level 2 - Valuations based principally on other observable market parameters, including

•	Quoted prices in active markets for similar instruments,

•	Quoted prices in less active or inactive markets for identical or similar instruments,

•	Other observable inputs (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), and

•	Market corroborated inputs (derived principally from or corroborated by observable market data).

Level 3 - Valuations based significantly on unobservable inputs.

New Residential follows this hierarchy for its financial instruments. The classifications are based on the lowest level of input that is significant to the fair value measurement.

The carrying values and fair values of New Residential’s financial assets recorded at fair value on a recurring basis, as well as other financial instruments for which fair value is disclosed, as of December 31, 2013 were as follows:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 1	Level 2	Level 3	Total
Assets:
Investments in:
Excess mortgage servicing rights, at fair value (A)	$78,953,614	$324,151	$—	$—	$324,151	$324,151
Excess mortgage servicing rights, equity method investees, at fair value (A)	173,619,478	352,766	—	—	352,766	352,766
Servicer advances	2,661,130	2,665,551	—	—	2,665,551	2,665,551
Real estate securities, available-for-sale	2,186,996	1,973,189	—	1,402,764	570,425	1,973,189
Residential mortgage loans, held for investment (B)	57,552	33,539	—	—	33,539	33,539
Non-hedge derivative investments (C)	101,775	35,926	—	—	35,926	35,926
Cash and restricted cash	305,332	305,332	305,332	—	—	305,332

	$257,885,877	$5,690,454	$305,332	$1,402,764	$3,982,358	$5,690,454

Liabilities:
Repurchase agreements	$1,620,711	$1,620,711	$—	$1,620,711	$—	$1,620,711
Notes payable	2,488,618	2,488,618	—	—	2,488,618	2,488,618

	$4,109,329	$4,109,329	$—	$1,620,711	$2,488,618	$4,109,329

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. New Residential does not receive an excess mortgage servicing amount on nonperforming loans in Agency portfolios.
(B)	Represents New Residential’s 70% interest in the total unpaid principal balance of the Residential Mortgage Loans.
(C)	Notional amount consists of the aggregate current face and UPB amounts of the securities and loans, respectively, that comprise the asset portion of the linked transaction.

New Residential has various processes and controls in place to ensure that fair value is reasonably estimated. With respect to the broker and pricing service quotations, to ensure these quotes represent a reasonable estimate of fair value, New Residential’s quarterly procedures include a comparison to quotations from different sources, outputs generated from its internal pricing models and transactions New Residential has completed with respect to these or similar securities, as well as on its knowledge and experience of these markets. With respect to fair value estimates generated based on New Residential’s internal pricing models, New Residential’s management corroborates the inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters, where available, and models for reasonableness. New Residential believes its valuation methods and the assumptions used are appropriate and consistent with other market participants.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value and such changes could result in a significant increase or decrease in the fair value.

Investments in Excess MSRs Valuation

Fair value estimates of New Residential’s Excess MSRs were based on internal pricing models. The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans.

In order to evaluate the reasonableness of its fair value determinations, management engages an independent valuation firm to separately measure the fair value of its Excess MSRs. The independent valuation firm determines an estimated fair value range of each pool based on its own models and issues a “fairness opinion” with this range. Management compares the range included in the opinion to the value generated by its internal models. For Excess MSRs acquired prior to the current quarter, the fairness opinion relates to the valuation at the current quarter end date. For Excess MSRs acquired during the current quarter, the fairness opinion relates to the valuation at the time of acquisition. To date, New Residential has not made any significant valuation adjustments as a result of these fairness opinions.

For Excess MSRs acquired during the current quarter, New Residential revalues the Excess MSRs at the quarter end date if a payment is received between the acquisition date and the end of the quarter. Otherwise, Excess MSRs acquired during the current quarter are carried at their amortized cost basis if there has been no change in assumptions since acquisition.

In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as the servicer, which likelihood is considered to be remote. Fair value measurements of the Excess MSRs are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. Significant increases (decreases) in the discount rates, prepayment or delinquency rates in isolation would result in a significantly lower (higher) fair value measurement, whereas significant increases (decreases) in the recapture rates or excess mortgage servicing amount in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by a directionally similar change in the assumption used for the prepayment speed.

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs owned directly and through equity method investees as of December 31, 2013:

	Significant Inputs
Held Directly (Note 4)	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
MSR Pool 1	13.1%	8.9%		35.8%	27 bps	12.5%
MSR Pool 1 - Recapture Agreement	8.0%	5.0%		35.0%	21 bps	12.5%
MSR Pool 2	13.0%	10.1%		35.8%	22 bps	12.5%
MSR Pool 2 - Recapture Agreement	8.0%	5.0%		35.0%	21 bps	12.5%
MSR Pool 3	13.2%	11.2%		35.9%	22 bps	12.5%
MSR Pool 3 - Recapture Agreement	8.0%	5.0%		35.0%	21 bps	12.5%
MSR Pool 4	15.7%	15.0%		36.9%	17 bps	12.5%
MSR Pool 4 - Recapture Agreement	8.0%	5.0%		35.0%	21 bps	12.5%
MSR Pool 5	11.6%	N/A	(E)	9.0%	13 bps	12.5%
MSR Pool 5 - Recapture Agreement	8.0%	N/A	(E)	35.0%	21 bps	12.5%
MSR Pool 11	7.6%	5.0%		34.0%	19 bps	12.5%
MSR Pool 11 - Recapture Agreement	8.0%	5.0%		35.0%	19 bps	12.5%
MSR Pool 12	15.4%	—		8.8%	26 bps	16.4%
MSR Pool 12 - Recapture Agreement	8.0%	N/A	(E)	35.0%	19 bps	16.4%
MSR Pool 18	15.0%	N/A	(E)	9.0%	15 bps	15.3%
MSR Pool 18 - Recapture Agreement	10.0%	N/A	(E)	35.0%	19 bps	15.3%

Held through Equity Method Investees (Note 5)
MSR Pool 6	16.0%	8.2%		30.4%	25 bps	12.5%
MSR Pool 6 - Recapture Agreement	8.0%	5.0%		35.0%	23 bps	12.5%
MSR Pool 7	13.1%	7.8%		35.9%	16 bps	12.5%
MSR Pool 7 - Recapture Agreement	8.0%	5.0%		35.0%	19 bps	12.5%
MSR Pool 8	14.6%	6.8%		35.9%	20 bps	12.5%
MSR Pool 8 - Recapture Agreement	8.0%	5.0%		35.0%	19 bps	12.5%
MSR Pool 9	16.2%	5.0%		30.1%	22 bps	12.5%
MSR Pool 9 - Recapture Agreement	8.0%	5.0%		35.0%	26 bps	12.5%
MSR Pool 10	11.4%	N/A	(E)	9.0%	11 bps	12.5%
MSR Pool 10 - Recapture Agreement	8.0%	N/A	(E)	35.0%	19 bps	12.5%
MSR Pool 11	15.2%	9.6%		37.0%	16 bps	12.5%
MSR Pool 11 - Recapture Agreement	7.9%	5.0%		35.0%	19 bps	12.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

All of the assumptions listed have some degree of market observability, based on New Residential’s knowledge of the market, relationships with market participants, and use of common market data sources. Prepayment speed and delinquency rate projections are in the form of “curves” or “vectors” that vary over the expected life of the pool. New Residential uses assumptions that generate its best estimate of future cash flows for each investment in Excess MSRs.

When valuing Excess MSRs, New Residential uses the following criteria to determine the significant inputs:

•	Prepayment Speed: Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect macroeconomic conditions and factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). Management considers collateral-specific prepayment experience when determining this vector. For the Recapture Agreements and recaptured loans, New Residential also considers industry research on the prepayment experience of similar loan pools (i.e., loan pools composed of refinanced loans). This data is obtained from remittance reports, market data services and other market sources.

•	Delinquency Rates: For existing mortgage pools, delinquency rates are based on the recent pool-specific experience of loans that missed their latest mortgage payments. For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools originated by Nationstar and delinquency experience over the past year. Management believes this time period provides a reasonable sample for projecting future delinquency rates while taking into account current market conditions. Additional consideration is given to loans that are expected to become 30 or more days delinquent.

•	Recapture Rates: Recapture rates are based on actual average recapture rates experienced by Nationstar on similar mortgage loan pools. Generally, New Residential looks to one year worth of actual recapture rates, which management believes provides a reasonable sample for projecting future recapture rates while taking into account current market conditions.

•	Excess Mortgage Servicing Amount: For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee. For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, New Residential considers the excess mortgage servicing amount on loans recently originated by Nationstar over the past year and other general market considerations. Management believes this time period provides a reasonable sample for projecting future excess mortgage servicing amounts while taking into account current market conditions.

•	Discount Rate: The discount rates used by New Residential are derived from market data on pricing of mortgage servicing rights backed by similar collateral.

New Residential uses different prepayment and delinquency assumptions in valuing the Excess MSRs relating to the original loan pools, the Recapture Agreements and the Excess MSRs relating to recaptured loans. The prepayment speed and delinquency rate assumptions differ because of differences in the collateral characteristics, eligibility for HARP 2.0 and expected borrower behavior for original loans and loans which have been refinanced. New Residential uses the same assumptions for recapture and discount rates when valuing Excess MSRs and Recapture Agreements. These assumptions are based on historical recapture experience and market pricing.

Excess MSRs, owned directly (Note 4), measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2013 as follows:

	Level 3 (A)
	MSR Pool 1	MSR Pool 2	MSR Pool 3	MSR Pool 4	MSR Pool 5	MSR Pool 11	MSR Pool 12	MSR Pool 18	Total
Balance as of December 31, 2011	$43,971	$—	$—	$—	$—	$—	$—	$—	$43,971
Transfers (B)
Transfers from Level 3	—	—	—	—	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—	—	—	—	—
Gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	—	—	—	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	—	—	—	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	—	—	—	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	—	—	—	(54,088)

Balance as of December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$—	$—	$—	$245,036

Transfers (B)									—
Transfers from Level 3	—	—	—	—	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—	—	—	—	—
Gains (losses) included in net income (C)	9,424	9,125	9,393	4,748	21,334	(30)	(173)	(489)	53,332
Interest income	5,839	4,885	5,767	2,842	20,637	83	678	190	40,921
Purchases, sales and repayments	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	26,637	2,391	17,393	17,013	63,434
Purchase adjustments	—	—	—	—	—	—	—	—	—
Proceeds from sales	—	—	—	—	—	—	—	—	—
Proceeds from repayments	(13,118)	(11,511)	(11,053)	(4,698)	(36,699)	(129)	(1,364)	—	(78,572)

Balance as of December 31, 2013	$43,055	$41,821	$39,541	$17,928	$146,243	$2,315	$16,534	$16,714	$324,151

(A)	Includes the Recapture Agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the Consolidated Statements of Income.

Excess MSR joint ventures (Note 5), measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2013 as follows:

	Level 3 (A)
	MSR Pool 6	MSR Pool 7	MSR Pool 8	MSR Pool 9	MSR Pool 10	MSR Pool 11	Total
Balance as of December 31, 2012	$—	$—	$—	$—	$—	$—	$—
Purchases, sales and repayments
Purchases	57,803	137,469	70,440	147,015	229,430	75,572	717,729
Purchase adjustments	—	—	—	—	—	—	—
Proceeds from sales	—	—	—	—	—	—	—
Proceeds from repayments	(17,458)	(33,012)	(15,516)	(16,258)	(20,395)	(10,243)	(112,882)
Transfers (B)
Transfers from Level 3	—	—	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—	—	—
Gains (losses) included in net income (C)	10,958	12,887	6,025	24,181	(4,494)	4,407	53,964
Interest income	7,336	11,982	5,558	8,669	10,193	2,983	46,721

Balance as of December 31, 2013	$58,639	$129,326	$66,507	$163,607	$214,734	$72,719	$705,532

(A)	Includes the Recapture Agreement for each respective pool. Amounts represent all of the Excess MSRs held by the respective joint ventures in which New Residential has a 50% interest.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the Consolidated Statements of Income.

Excess Mortgage Servicing Rights Equity Method Investees Valuation

Fair value estimates of New Residential’s investments were based on internal pricing models. New Residential estimated the fair value of the assets and liabilities of the underlying entities in which it holds an equity interest. The valuation technique is based on discounted cash flows. Significant inputs represent the inputs required to estimate the fair value of the Excess MSRs held by the entities and include expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans, and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans. In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as servicer, which likelihood is considered to be remote. Refer to the Investments in Excess MSRs Valuation section above for further details.

New Residential’s investments in equity method investees measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2013 as follows:

Balance as of December 31, 2012	$—
Contributions to equity method investees	358,864
Distributions of earnings from equity method investees	(33,189)
Distributions of capital from equity method investees	(23,252)
Change in fair value of investments in equity method investees	50,343

Balance as of December 31, 2013	$352,766

Investments in Servicer Advances Valuation

On December 17, 2013, New Residential initially recorded its investment in servicer advances, including the basic fee component of the related MSR, at the purchase price paid, which New Residential’s management believes reflects the value a market participant would attribute to the investment at the time of purchase and approximates the fair value of the investment as of December 31, 2013. New Residential categorizes its investment under Level 3 of the GAAP hierarchy. Management uses internal pricing models to estimate the future cash flows related to the servicer advance investments that incorporate significant unobservable inputs and include assumptions that are inherently subjective and imprecise. Management’s estimations of future cash flows include the combined cash flows of all of the components that comprise the servicer advance investments: existing advances, the requirement to purchase future advances, the recovery of advances and the right to the basic fee component of the related MSR. The factors that most significantly impact the fair value include (i) the rate at which the servicer advance balance changes over the term of the investment, (ii) the UPB of the underlying loans with respect to which New Residential has the obligation to make advances and owns the basic fee component of the related MSR which, in turn, is driven by prepayment speeds and (iii) the percentage of delinquent loans with respect to which New Residential owns the basic fee component of the related MSR. The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included the assumptions used to establish the aforementioned cash flows and discount rates that market participants would use in determining the fair values of servicer advances.

In order to evaluate the reasonableness of its fair value determinations, management engages an independent valuation firm to separately measure the fair value of its investment in servicer advances. The independent valuation firm determines an estimated fair value range based on its own models and issues a “fairness opinion” with this range. Management compares the range included in the opinion to the value generated by its internal models. For servicer advances acquired during the current quarter, the fairness opinion relates to the valuation at the time of acquisition. To date, New Residential has not made any significant valuation adjustments as a result of these fairness opinions.

For servicer advances acquired during the current quarter, New Residential revalues the servicer advances at the quarter end date if a payment is received between the acquisition date and the end of the quarter. Otherwise, servicer advances acquired during the current quarter are carried at their amortized cost basis if there has been no change in assumptions since acquisition.

In valuing the servicer advances, management considered the likelihood of Nationstar being removed as the servicer, which likelihood is considered to be remote. Fair value measurements of the servicer advances are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. Significant increases (decreases) in the advance balance-to-UPB ratio, prepayment speed, delinquency rate, or discount rate, in isolation, would result in a significantly lower (higher) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by a directionally similar change in the assumption used for the advance balance-to-UPB ratio, but also a directionally opposite change in the prepayment rate.

The following table summarizes certain information regarding the inputs used in valuing the servicer advances as of December 31, 2013:

	Significant Inputs
	Weighted Average
	Outstanding Servicer Advances to UPB of Underlying Residential Mortgage Loans	Prepayment Speed	Delinquency	Mortgage Servicing Amount	Discount Rate
Servicer advances	2.7%	13.3%	20.0%	21.2 bps	4.4%

All of the assumptions listed have some degree of market observability, based on New Residential’s knowledge of the market, relationships with market participants, and use of common market data sources. The prepayment speed, the delinquency rate and the advance-to-UPB ratio projections are in the form of “curves” or “vectors” that vary over the expected life of the underlying mortgages and related servicer advances. New Residential uses assumptions that generate its best estimate of future cash flows for each investment in servicer advances, including the basic fee component of the related MSR.

When valuing servicer advances, New Residential uses the following criteria to determine the significant inputs:

•	Servicer advance balance: Servicer advance balance projections are in the form of a “vector” that varies over the expected life of the residential mortgage loan pool. The servicer advance balance projection is based on assumptions that reflect factors such as the borrower’s expected delinquency status, the rate at which delinquent borrowers reperform or become current again, servicer modification offer and acceptance rates, liquidation timelines and the servicers’ stop advance and clawback policies.

•	Prepayment Speed: Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect macroeconomic conditions and factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, and vintage on a loan level basis. Management considers collateral-specific prepayment experience when determining this vector.

•	Delinquency Rates: For existing mortgage pools, delinquency rates are based on the recent pool-specific experience of loans that missed recent mortgage payment(s) as well as loan- and borrower-specific characteristics such as the borrower’s FICO score, the loan-to-value ratio, debt-to-income ratio, occupancy status, loan documentation, payment history and previous loan modifications. Management believes the time period utilized provides a reasonable sample for projecting future delinquency rates while taking into account current market conditions.

•	Mortgage Servicing Amount: Mortgage servicing amounts are contractually determined on a pool-by-pool basis. Management projects the weighted average mortgage servicing amount based on its projections for prepayment speeds.

•	Discount Rate: The discount rates used by New Residential are derived from market data on pricing of mortgage servicing rights backed by similar collateral and the advances made thereon.

Servicer advances measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2013 as follows:

Balance as of December 31, 2012	$—
Transfers (A)
Transfers from Level 3	—
Transfers to Level 3	—
Gains (losses) included in net income	—
Interest income	4,421
Purchases, sales and repayments
Purchases	2,764,524
Purchase adjustments	—
Proceeds from sales	—
Proceeds from repayments	(103,394)

Balance as of December 31, 2013	$2,665,551

(A)	Transfers are assumed to occur at the beginning of the respective period.

Real Estate Securities Valuation

As of December 31, 2013, New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Total	Level

Agency ARM RMBS	$1,314,130	$1,403,215	$1,402,764	$1,402,764	2
Non-Agency RMBS	872,866	566,760	570,425	570,425	3

Total	$2,186,996	$1,969,975	$1,973,189	$1,973,189

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security) for Non-Agency RMBS. Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” — meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. For New Residential’s investments in real estate securities categorized within Level 3 of the fair value hierarchy, the significant unobservable inputs include the discount rates, assumptions related to prepayments, default rates and loss severities. Significant increases (decreases) in any of the discount rates, default rates or loss severities in isolation would result in a significantly lower (higher) fair value measurement. The impact of changes in prepayment speeds would have differing impacts on fair value, depending on the seniority of the investment. Generally, a change in the default assumption is accompanied by directionally similar changes in the assumptions used for the loss severity and the prepayment speed.

Fair value estimates of New Residential’s Non-Agency RMBS were based on third party indications as of December 31, 2013 and classified as Level 3. Securities measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2013 as follows:

Level 3 Non-Agency RMBS

Balance as of December 31, 2012	$289,756
Transfer (A)
Transfers from Level 3	—
Transfers into Level 3	—

Total gains (losses)
Included in net income as impairment	(978)
Gain on settlement of securities	52,657
Included in comprehensive income (B)	(11,604)

Amortization included in interest income	20,556
Purchases, sales and repayments
Purchases/contributions from Newcastle	825,871
Sales	(521,865)
Proceeds from repayments	(83,968)

Balance as of December 31, 2013	$570,425

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the Consolidated Statements of Comprehensive Income.

Residential Mortgage Loans for Which Fair Value is Only Disclosed

As of December 31, 2013, loans which New Residential has the intent and ability to hold into the foreseeable future are classified as held-for-investment. Loans held-for-investment are carried at the aggregate unpaid principal balance adjusted for any unamortized premium or discount, deferred fees or expenses, an allowance for loan losses, charge-offs and write-downs for impaired loans.

The fair values of New Residential’s reverse mortgage loans held-for-investment were estimated based on a discounted cash flow analysis using internal pricing models. The significant inputs to these models include discount rates and the timing and amount of expected cash flows that management believes market participants would use in determining the fair values on similar pools of reverse mortgage loans. New Residential’s loans held-for-investment are categorized within Level 3 of the fair value hierarchy.

					Significant Inputs
Loan Type	Outstanding Face Amount (A)	Carrying Value (A)	Fair Value	Valuation Allowance/ (Reversal) In Current Year	Discount Rate	Weighted Average Life (Years) (B)

Reverse Mortgage Loans	$57,552	$33,539	$33,539	$461	10.3%	3.7

(A)	Represents a 70% interest New Residential holds in the reverse mortgage loans.
(B)	The weighted average life is based on the expected timing of the receipt of cash flows.

Derivative Valuation

New Residential financed certain investments with the same counterparty from which it purchased those investments, and accounts for the contemporaneous purchase of the investments and the associated financings as linked transactions (Note 10). The linked transactions are valued on a net basis considering their underlying components, the investment value and the related repurchase financing agreement value, generally determined consistently with the relevant instruments as described in this note. The linked transactions, which are categorized as Level 3 and recorded as a non-hedge derivative instrument on a net basis, changed during the year ended December 31, 2013 as follows:

Balance as of December 31, 2012	$—
Transfers (A)
Transfers from Level 3	—
Transfers into Level 3	—
Gains (losses) included in net income (B)	1,820
Purchases, sales and repayments
Purchases	34,106
Sales	—

Balance as of December 31, 2013	$35,926

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the non-hedge derivative instruments and are recorded in “Other Income” in the Consolidated Statements of Income.

Liabilities for Which Fair Value is Only Disclosed

Repurchase agreements and notes payable are not measured at fair value in the statement of position; however, management believes that their carrying value approximates fair value, primarily resulting from the short duration of related borrowings. Repurchase agreements and notes payable are considered to be Level 2 and Level 3 in the valuation hierarchy, respectively, with significant valuation variables including the amount and timing of expected cash flows, interest rates and collateral funding spreads.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP requires the categorization of the fair value of financial instruments into three broad levels which form a hierarchy.

Level 1-Quoted prices in active markets for identical instruments.

Level 2-Valuations based principally on other observable market parameters, including

•	Quoted prices in active markets for similar instruments,

•	Quoted prices in less active or inactive markets for identical or similar instruments,

•	Other observable inputs (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), and

•	Market corroborated inputs (derived principally from or corroborated by observable market data).

Level 3-Valuations based significantly on unobservable inputs.

New Residential follows this hierarchy for its financial instruments. The classifications are based on the lowest level of input that is significant to the fair value measurement.

The carrying value and fair value of New Residential’s financial assets and liabilities at December 31, 2012 were as follows:

	Principal Balance or		Fair Value
	Notional Amount	Carrying Value	Level 2	Level 3	Total
Assets:
Investments in Excess MSRs (A)	$76,560,751	$245,036	$—	$245,036	$245,036
Real estate securities, available-for-sale	$433,510	$289,756	$—	$289,756	$289,756
Liabilities:
Repurchase agreements	$150,922	$150,922	$150,922	$—	$150,922

(A)	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.

Investments in Excess MSRs Valuation

Fair value estimates of New Residential’s Excess MSRs were based on internal pricing models as of December 31, 2012 and 2011, respectively. The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included expectations of prepayment rates, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans and discount rates that market participants would use in determining the fair values of mortgage servicing rights on similar pools of residential mortgage loans. New Residential’s management validates the inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters and models for reasonableness. New Residential believes its valuation methods and the assumptions used are appropriate and consistent with other market participants.

In order to evaluate the reasonableness of its fair value determinations, management engages an independent valuation firm to separately measure the fair value of its Excess MSRs. The independent valuation firm determines an estimated fair value range based on its own models and issues a “fairness opinion” with this range. Management compares the range included in the opinion to the value generated by its internal models. For Excess MSRs acquired prior to the current quarter, the fairness opinion relates to the valuation at the current quarter end date. For Excess MSRs acquired during the current quarter, the fairness opinion relates to the valuation at the time of acquisition. To date, New Residential has not made any significant valuation adjustments as a result of these fairness opinions.

For Excess MSRs acquired during the current quarter, New Residential revalues the Excess MSRs at the quarter end date if a payment is received between the acquisition date and the end of the quarter. Otherwise, Excess MSRs acquired during the current quarter are carried at their amortized cost basis if there has been no change in assumptions since acquisition.

In addition, in valuing the Excess MSRs, management considered the likelihood of Nationstar being removed as the servicer, which likelihood is considered to be remote. Fair value measurements of the Excess MSRs are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. Significant increases (decreases) in the discount rates, prepayments or delinquency rates in isolation would result in a significantly lower (higher) fair value measurement, whereas significant increases (decreases) in the recapture rates or excess mortgage servicing amount in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by a directionally similar change in the assumption used for the prepayment speed.

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs as of December 31, 2012 and 2011:

	Significant Input Ranges (December 31, 2011)
	Prepayment Speed (A)	Delinquency (B)	Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	20.0%	10.0%	35.0%	29 bps	20.0%
Pool 1—Recapture Agreement	8.0%	10.0%	35.0%	21 bps	20.0%

	Significant Input Ranges (December 31, 2012)
	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
Pool 1	17.1%	10.0%		35.0%	29 bps	18.0%
Pool 1—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	18.0%
Pool 2	16.7%	11.0%		35.0%	23 bps	17.3%
Pool 2—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.3%
Pool 3	16.9%	12.1%		35.0%	23 bps	17.6%
Pool 3—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.6%
Pool 4	18.6%	15.9%		35.0%	17 bps	17.9%
Pool 4—Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.9%
Pool 5	15.0%	N/A	(E)	20.0%	13 bps	17.5%
Pool 5—Recapture Agreement	8.0%	N/A	(E)	20.0%	21 bps	17.5%

(A)	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
(B)	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
(C)	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)	Weighted average total mortgage servicing amount in excess of the basic fee.
(E)	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).

All of the assumptions listed have some degree of market observability, based on New Residential’s knowledge of the market, relationships with market participants, and use of common market data sources. Prepayment speed and default rate projections are in the form of “curves” or “vectors” that vary over the expected life of the pool. New Residential uses assumptions that generate its best estimate of future cash flows for each investment in Excess MSRs.

When valuing Excess MSRs, New Residential uses the following criteria to determine the significant inputs:

•	Prepayment Speed: Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). Management considers collateral-specific prepayment experience when determining this vector. For the Recapture Agreements and recaptured loans, New Residential also considers industry research on the prepayment experience of similar loan pools (i.e., loan pools composed of refinanced loans). This data is obtained from remittance reports, market data services and other market sources.

•	Delinquency Rates: For existing mortgage pools, delinquency rates are based on the pool-specific experience of loans that missed their latest mortgage payments. For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools originated by Nationstar and delinquency experience over the past year. Management believes this time period provides a reasonable sample for projecting future delinquency rates while taking into account current market conditions. Additional consideration is given to loans that are expected to become 30 or more days delinquent.

•	Recapture Rates: Recapture rates are based on actual average recapture rates experienced by Nationstar on similar mortgage loan pools. Generally, New Residential looks to one year worth of actual recapture rates, which management believes provides a reasonable sample for projecting future recapture rates while taking into account current market conditions.

•	Excess Mortgage Servicing Amount: For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee. For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, New Residential considers the excess mortgage servicing amount on loans originated by Nationstar over the past year and other general market considerations. Management believes this time period provides a reasonable sample for projecting future excess mortgage servicing amounts while taking into account current market conditions.

•	Discount Rate: The discount rates New Residential uses are derived from market data on pricing of mortgage servicing rights backed by similar collateral.

New Residential uses different prepayment and delinquency assumptions in valuing the Excess MSRs relating to the original loan pools, the Recapture Agreements and the Excess MSRs relating to recaptured loans. The prepayment speed and delinquency rate assumptions differ because of differences in the collateral characteristics, eligibility for the Home Affordable Refinance Program 2.0 (“HARP 2.0”) and expected borrower behavior for original loans and loans which have been refinanced. New Residential uses the same assumptions for recapture and discount rates when valuing Excess MSRs and Recapture Agreement. These assumptions are based on historical recapture experience and market pricing.

Excess MSRs measured at fair value on a recurring basis using Level 3 inputs changed during the period December 8, 2011 (Commencement of operations) through December 31, 2011 and the year ended December 31, 2012 as follows:

	Level 3
	Pool 1 (A)	Pool 2 (A)	Pool 3 (A)	Pool 4 (A)	Pool 5 (A)	Total
Balance at December 8, 2011 (Commencement of operations)	$—	$—	$—	$—	$—	$—
Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	367	—	—	—	—	367
Interest income	1,260	—	—	—	—	1,260
Purchases, sales and repayments
Purchases	43,742	—	—	—	—	43,742
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(1,398)	—	—	—	—	(1,398)

Balance at December 31, 2011	$43,971	$—	$—	$—	$—	$43,971

Transfers (B)
Transfers from Level 3	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Total gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	(54,088)

Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$245,036

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the respective period.
(C)	The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) represent the change in fair value of the Excess MSRs and are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statements of income.

Real Estate Securities Valuation

As of December 31, 2012 New Residential’s securities valuation methodology and results are further detailed as follows:

			Fair Value
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Multiple Quotes (A)	Single Quote (B)	Total
ABS-Subprime	$433,510	$274,230	$265,556	$24,200	$289,756

(A)	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” — meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

(B)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value, and such changes could result in a significant increase or decrease in the fair value. For New Residential’s investments in real estate securities categorized within Level 3 of the fair value hierarchy, the significant unobservable inputs include the discount rates, assumptions related to prepayments, default rates and loss severities. Significant increases (decreases) in any of the discount rates, default rates or loss severities in isolation would result in a significantly lower (higher) fair value measurement. The impact of changes in prepayment speeds would have differing impacts on fair value, depending on the seniority of the investment. Generally, a change in the default assumption is generally accompanied by directionally similar changes in the assumptions used for the loss severity and the prepayment speed.

Fair value estimates of New Residential’s securities were based on third party indications as of December 31, 2012 and classified as Level 3. Securities measured at fair value on a recurring basis using Level 3 inputs changed during the year ended December 31, 2012 as follows:

Level 3
ABS- Subprime
Balance at December 31, 2011	$—
Transfers (A)
Transfers from Level 3	—
Transfers into Level 3	—
Total gains (losses)
Included in net income	—
Included in other comprehensive income (B)	15,526
Amortization included in interest income	5,339
Purchases, contributions in-kind, sales and repayments
Purchases	121,262
Contributions in-kind	164,142
Proceeds from sales	—
Proceeds from repayments	(16,513)

Balance at December 31, 2012	$289,756

(A)	Transfers are assumed to occur at the beginning of the respective period.
(B)	These gains (losses) were included in net unrealized gain (loss) on securities in the consolidated statements of comprehensive income.

Liabilities for Which Fair Value is Only Disclosed

The following table summarizes the level of the fair value hierarchy, valuation techniques and variables used for estimating liabilities not measured at fair value in the statement of financial position but for which fair value is disclosed:

Type of Liabilities Not Measured At Fair Value for Which Fair Value Is Disclosed	Fair Value Hierarchy	Valuation Techniques and Significant Inputs
Repurchase agreements	Level 2	Valuation technique is based on market comparables. Significant variables include: • Amount and timing of expected future cash flows • Interest rates • Collateral funding spreads